As filed with the Securities and Exchange Commission on September 5, 2003




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code



Date of fiscal year end: December 31, 2003
                         -----------------



Date of reporting period:  June 30, 2003
                           --------------

Item 1. Report to Stockholders.

                             SYM SELECT GROWTH FUND

                               Semi-Annual Report

                                 June 30, 2003


                             SYM Select Growth Fund

July 28, 2003

To Our Fellow Shareholders:

For the six months ended June 30, 2003 your fund gained 19.61%. This compares favorably with the S&P 500, the NASDAQ composite, and the Lipper Multi-cap index. Not only does the six month return compare favorably with the S&P 500, the NASDAQ Composite, and the Lipper Multi-cap indices, but the one year and since inception returns also have favorable returns in comparison to the aforementioned indices.

                                                                 Average Annual
                              Six Month Total   One Year Total   Total Return
                              Return Ended      Return Ended     Since Inception
                              6/30/03           6/30/03          (1/2/01)
                              ---------------   --------------   ---------------
SYM Select Growth Fund          19.61%              15.17%           -8.43%
S&P 500                         11.76%               0.25%          -10.06%
Lipper Multi-Cap Growth
  Funds Index                   15.63%               1.60%          -18.09%
NASDAQ Composite                21.51%              10.91%          -15.47%

Since the peak in the stock market in 2000 investors have been accustomed to seeing the market go down. Earlier this year we saw stocks continue to go down as we faced the uncertainties of the war in IRAQ. A quick resolution to the war in IRAQ and the continued monetary stimulus from the Federal Reserve led to rally that continued through June 30th. In addition Congress passed tax legislation that reduced the tax on both capital gains and dividend income, furthering enhancing the attractiveness of stocks over bonds and money market funds. This combination of monetary stimulus and fiscal stimulus led to what many market commentators are calling the "reflation" market. With money market funds yielding less that 1% investors are being encouraged by these low returns to buy stocks for returns.

The question in front of investors now is whether the experience of these 6 months is a real rally that should be bought or just another rally in an ongoing bear market. We continue to be cautious on the long term direction of the market. We prefer to look for individual growth stock opportunities for both short term and long term gains. From time to time we hold cash as a defense against market declines. In addition we continue to find value in gold stocks for long term capital growth.

If we look back at history we find that markets after a major bull market typically trade sideways for many years. The last major bull market ended in 1966 when the Dow Jones Industrial Average peaked at 1000. 16 years later in 1982 the Dow was still under 1000. One conclusion we have reached is that the markets in the future may be more "buy and sell" versus "buy and hold". We believe that this requires a different approach than simply being invested in the market.

Thank you for your confidence in SYM Financial Corporation.

Sincerely,

/s/ Neil Donahoe

Neil M. Donahoe CFP
Vice President, Investment Management
SYM Financial Corporation

Past performance of the Fund, the S&P 500 Index, the Lipper Multi-Cap Growth Funds Index, and the NASDAQ Composite Index is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The S&P 500, Lipper Multi Cap Growth Funds and Nasdaq Composite Indexes are unmanaged indices commonly used to measure performance of U.S. stocks. Indexes are not available for direct investment and do not incur expenses. Fund sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security. The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the SYM Select Growth Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund. Please read the prospectus carefully before you invest or send money. The Fund is distributed by Quasar Distributors, LLC. 08/03

                             SYM Select Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited)

Shares                                    Market Value   Shares                                    Market Value
------------------------------------------------------   ------------------------------------------------------
COMMON STOCKS: 66.57%                                    Machinery: 0.80%
Aerospace/Defense: 2.24%                                     6,000     Deere & Co.                 $    274,200
    6,000     General                                                                              ------------
              Dynamics Corp.              $    435,000   Manufacturing - Diversified: 2.70%
   10,000     Raytheon Co.                     328,400      20,000     General Electric Co.             573,600
                                          ------------      15,000     The Goodyear Tire
                                               763,400                 & Rubber Co. *                    78,750
                                          ------------      10,000     Honeywell
Application Software: 2.41%                                            International, Inc.              268,500
   14,000     eResearch Technology, Inc. *     310,240                                             ------------
   20,000     Microsoft Corp.                  512,200                                                  920,850
                                          ------------                                             ------------
                                               822,440   Media:        3.04%
                                          ------------      40,000     AOL Time
Auto, Truck Products and Equipment: 1.75%,                             Warner, Inc. *                   643,600
    7,000     Johnson Controls, Inc.           599,200      20,000     The Walt Disney Co.              395,000
                                          ------------                                             ------------
                                                                                                      1,038,600
Banks: 7.29%                                                                                       ------------
   10,000     Commerce Bancorp, Inc.           371,000   Medical - Drugs: 1.88%
   20,000     Huntington Bancshares, Inc.      390,400       8,000     GlaxoSmithKline plc #            324,320
   10,000     State Street Corp.               394,000      17,000     Schering-Plough Corp.            316,200
   15,000     Synovus Financial Corp.          322,500                                             ------------
   20,000     Wells Fargo & Co.              1,008,000                                                  640,520
                                          ------------                                             ------------
                                             2,485,900   Medical - Hospitals: 0.96%
                                          ------------      17,000     Community Health
Biotechnology: 2.96%                                                   Systems, Inc. *                  327,930
   30,000     Human Genome                                                                         ------------
              Sciences, Inc. *                 381,600   Medical - Laboratories and Testing Services: 0.80%
   40,000     Millennium                                    15,000     Covance, Inc. *                  271,500
              Pharmaceuticals, Inc. *          629,200                                             ------------
                                          ------------   Medical Products: 1.32%
                                             1,010,800      10,000     Zimmer Holdings, Inc. *          450,500
                                          ------------                                             ------------
Chemicals: 0.65%                                         Metals - Mineral Exploration: 5.77%
   15,000     OM Group, Inc. *                 220,950      10,000     Freeport - McMoRan
                                          ------------                 Copper & Gold, Inc. -
Commercial Services: 5.37%                                             Class B                          245,000
  100,000     Cendant Corp. *                1,832,000      10,000     Glamis Gold Ltd. *               114,700
                                          ------------      20,000     Goldcorp, Inc.                   240,000
Computers: 1.12%                                            10,000     Gold Fields Ltd. #               121,800
   20,000     Apple Computer, Inc. *           382,400      30,000     Kinross Gold
                                          ------------                 Corporation *                    202,500
Computer Graphics: 1.07%                                    10,000     Meridian Gold, Inc. *            114,900
    6,000     Pixar, Inc. *                    365,040      20,000     Newmont Mining Corp.             649,200
                                          ------------      40,000     Pan American
Electronics - Military: 0.76%                                          Silver Corp. *                   282,000
    6,000     L-3 Communications                                                                   ------------
              Holdings, Inc. *                 260,940                                                1,970,100
                                          ------------                                             ------------
Independent Power Producers: 0.42%                       Networking Products: 1.96%
   50,000     Mirant Corp. *                   145,000      40,000     Cisco Systems, Inc. *            667,600
                                          ------------                                             ------------

See accompanying Notes to Financial Statements.

                             SYM Select Growth Fund
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited)

Shares                                    Market Value      Shares                                 Market Value
------------------------------------------------------   ------------------------------------------------------
COMMON STOCKS: 66.57% (Continued)                        Telecommunications - Integrated: 2.08%
Oil and Gas Producers: 2.64%                                20,000     SBC
    5,000     ChevronTexaco Corp.         $    361,000                 Communications, Inc.        $    511,000
   15,000     Exxon Mobil Corp.                538,650       5,000     Verizon
                                          ------------                 Communications, Inc.             197,250
                                               899,650                                             ------------
                                          ------------                                                  708,250
Oil - Exploration & Production: 2.09%                                                              ------------
    6,000     Anadarko                                   Wireless Equipment: 1.05%
              Petroleum Corp.                  266,820      10,000     QUALCOMM, Inc.                   357,500
   20,000     Rowan                                                                                ------------
              Companies, Inc. *                448,000   TOTAL COMMON STOCKS
                                          ------------   (Cost $20,443,358)                          22,714,480
                                               714,820                                             ------------
                                          ------------
Pharmaceuticals: 2.35%                                   EXCHANGE - TRADED FUNDS: 9.96%
   20,000     Bristol - Myers                               15,000     DIAMONDS Trust,
              Squibb Co.                       543,000                 Series I                       1,348,650
    5,000     Johnson & Johnson                258,500      15,000     SPDR Trust Series I            1,464,450
                                          ------------       5,000     Semiconductor
                                               801,500                 HOLDRs Trust                     141,650
                                          ------------      20,000     Utilities Select Sector
Radio:  2.04%                                                          SPDR Fund                        442,400
   10,000     Hispanic Broadcasting                                                                ------------
              Corp. *                          254,500   TOTAL EXCHANGE - TRADED FUNDS
   40,000     XM Satellite Radio                                       (Cost $3,402,400)              3,397,150
              Holdings, Inc. *                 442,000                                             ------------
                                          ------------
                                               696,500   SHORT-TERM INVESTMENTS: 22.45%
                                          ------------   7,658,906 Federated Cash
Real Estate Investment Trusts: 1.17%                               Trust Series II
   20,000     Annaly Mortgage                                      (Cost $7,658,906)                  7,658,906
              Management, Inc.                 398,200                                             ------------
                                          ------------   TOTAL INVESTMENTS IN SECURITIES
  Retail: 3.46%                                          (Cost $31,504,664): 98.98%                  33,770,536
   10,000     The Bombay                                 Other Assets in Excess
              Company, Inc. *                  106,300   of Liabilities: 1.02%                          348,712
   20,000     Wal-Mart Stores, Inc.          1,073,400                                             ------------
                                          ------------   NET ASSETS: 100.00%                        $34,119,248
                                             1,179,700                                             ============
                                          ------------
Retail - Restaurants: 0.18%                              * Non-income producing security.
   25,000     Quality Dining, Inc. *            62,250   # American Depository Receipt.
                                          ------------
Semiconductors: 2.18%
   10,000     Intel Corp.                      207,840
   20,000     International
              Rectifier Corp. *                536,400
                                          ------------
                                               744,240
                                          ------------
Telecommunications - Equipment: 2.06%
  200,000     JDS Uniphase Corp. *             702,000
                                          ------------


See accompanying Notes to Financial Statements.


                             SYM Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003 (Unaudited)
ASSETS
     Investments, at value (identified cost $31,504,664) . . . .  $33,770,536
     Receivables:
         Due from broker . . . . . . . . . . . . . . . . . . . .      356,636
         Dividends . . . . . . . . . . . . . . . . . . . . . . .       42,248
     Other assets . . . . . . . . . . . . . . . . . . . . . . . .       6,609
                                                                 ------------
         Total Assets . . . . . . . . . . . . . . . . . . . . . .  34,176,029
                                                                 ------------

LIABILITIES
     Payables:
         Due to investment advisor . . . . . . . . . . . . . . .       26,263
         Due to administrator . . . . . . . . . . . . . . . . . .       5,625
     Accrued expenses and other liabilities . . . . . . . . . . .      24,893
                                                                 ------------
         Total Liabilities . . . . . . . . . . . . . . . . . . .       56,781
                                                                 ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .  $34,119,248
                                                                 ============


COMPONENTS OF NET ASSETS
     Paid-in capital . . . . . . . . . . . . . . . . . . . . . .  $44,849,742
     Undistributed net investment income . . . . . . . . . . . .      (76,700)
     Accumulated net realized loss on investments . . . . . . . . (12,919,666)
     Net unrealized appreciation on investments . . . . . . . . .   2,265,872
                                                                 ------------
         Net assets . . . . . . . . . . . . . . . . . . . . . . . $34,119,248
                                                                 ============

     Net asset value, offering price and redemption price
         per share ($34,119,248/4,305,072) shares outstanding;
         unlimited number of shares authorized without par value)       $7.93
                                                                        =====
See accompanying Notes to Financial Statements.

                             SYM Select Growth Fund

STATEMENT OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)

INVESTMENT INCOME
     Income
         Dividend Income (Net of withholding tax of $206) . . . .   $ 136,820
         Interest Income . . . . . . . . . . . . . . . . . . . .        6,584
                                                                 ------------
              Total investment income . . . . . . . . . . . . . .     143,404
                                                                 ------------
     Expenses
         Advisory fees (Note 3) . . . . . . . . . . . . . . . . .     144,351
         Administration fees (Note 3) . . . . . . . . . . . . . .      28,870
         Fund accounting fees . . . . . . . . . . . . . . . . . .      14,132
         Registration fees . . . . . . . . . . . . . . . . . . .       12,150
         Professional fees . . . . . . . . . . . . . . . . . . .       10,911
         Transfer agent fees . . . . . . . . . . . . . . . . . .        9,723
         Custody fees . . . . . . . . . . . . . . . . . . . . . .       7,191
         Trustee fees . . . . . . . . . . . . . . . . . . . . . .       2,976
         Shareholder Reporting . . . . . . . . . . . . . . . . .        2,232
         Miscellaneous . . . . . . . . . . . . . . . . . . . . .        1,930
         Insurance fees . . . . . . . . . . . . . . . . . . . . .         918
                                                                 ------------
              Total expenses before waiver and reimbursement
              from Advisor of expenses and dividends
              on short positions . . . . . . . . . . . . . . . .      235,384
              Less: waiver of expenses and
              reimbursement from Advisor (Note 3) . . . . . . . .    (18,857)
                                                                 ------------
              Net expenses before dividends on short positions .      216,527
              Dividends on short positions . . . . . . . . . . .        3,577
                                                                 ------------
     Total expenses . . . . . . . . . . . . . . . . . . . . . . .     220,104
                                                                 ------------
Net investment loss . . . . . . . . . . . . . . . . . . . . . . .    (76,700)
                                                                 ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain/(loss) on:
         Investments . . . . . . . . . . . . . . . . . . . . . .    1,574,674
         Options . . . . . . . . . . . . . . . . . . . . . . . .      111,622
         Short positions . . . . . . . . . . . . . . . . . . . .    (210,099)
                                                                 ------------
                                                                    1,476,197
                                                                 ------------
Change in unrealized appreciation on investments . . . . . . . .    3,937,264
                                                                 ------------
              Net realized and unrealized gain on investments . .   5,413,461
                                                                 ------------
Net increase in net assets resulting from operations . . . . . .   $5,336,761
                                                                 ============


See accompanying Notes to Financial Statements.

                             SYM Select Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                Six Months Ended  Year Ended
                                                  June 30, 2003   December 31,
                                                   (Unaudited)        2002
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM:
OPERATIONS
     Net investment loss . . . . . . . . . . . .  $    (76,700)  $    (73,185)
     Net realized gain/(loss) on investments
       sold and securities sold short . . . . .      1,476,197    (10,144,772)
     Change in unrealized
       appreciation/(depreciation)
       on investments . . . . . . . . . . . . .      3,937,264     (2,684,534)
                                                  ------------   ------------
         Net decrease in net assets
         resulting from operations                   5,336,761    (12,902,491)
                                                  ------------   ------------

CAPITAL SHARE TRANSACTIONS
     Net increase/(decrease) in net
       assets derived from net change
       in outstanding shares (a) . . . . . . . .       273,122     (1,817,615)
                                                  ------------   ------------
Total increase/(decrease) in net assets . . . .      5,609,883    (14,720,106)
                                                  ------------   ------------

NET ASSETS
     Beginning of period . . . . . . . . . . . .    28,509,365     43,229,471
                                                  ------------   ------------
     End of period . . . . . . . . . . . . . . .   $34,119,248    $28,509,365
                                                  ============   =============

(a) A summary of share transactions is as follows:

                         Six Months Ended
                              June 30, 2003                Year Ended
                               (Unaudited)             December 31, 2002
                        --------------------------------------------------------
                          Shares    Paid in Capital   Shares     Paid in Capital
                          ------    ---------------   ------     ---------------
Shares sold     . . . .    605,683    $4,409,328     1,465,603     $11,445,318
Shares redeemed . . . .   (600,252)   (4,136,206)   (1,831,311)    (13,262,933)
                          ---------   -----------   -----------    ------------
Net (decrease)/increase      5,431     $ 273,122      (365,708)   $ (1,817,615)
                          =========   ===========   ===========   =============

See accompanying Notes to Financial Statements.

                             SYM Select Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period


                                          Six Months      Year     January 2, 2001*
                                            Ended        Ended         through
                                        June 30, 2003  December 31,  December 31,
                                         (Unaudited)     2002             2001
Net asset value,
beginning of period . . . . . . . . . .       $6.63       $ 9.27       $10.00
                                             ------       ------       ------
Loss from investment operations:
Net investment loss . . . . . . . . .        (0.02)        (0.02)       (0.02)
Net realized and unrealized
gain/(loss) on investments . .                 1.32        (2.62)       (0.71)
                                             ------       ------       ------
Total from
investment operations . . .                    1.30        (2.64)       (0.73)
                                             ------       ------       ------
Net asset value, end of period . . .          $7.93        $6.63       $ 9.27
                                             ======       ======       ======

Total return . . . . . . . . . . . . .        18.71%1     (28.48%)      (7.30%)1

Supplemental data and ratios:
Net assets,
end of period (millions) . . . .              $34.1        $28.5        $43.2

Ratio of net expenses to average net assets:
Before expense
reimbursement and waivers .                    1.63%2       1.54%        1.80%2
After expense reimbursement
and waivers . . . . . . . . . . . . . .        1.50%2,3     1.50%3       1.50%2,3

Ratio of net investment loss to average net assets:
Before expense reimbursement
and waivers . . . . . . . . . . . . . .       (0.33%)2     (0.24%)      (0.62%)2
After expense reimbursement
and waivers . . . . . . . . . . . . . .       (0.53%)2,4   (0.20%)4     (0.32%)2, 4
Portfolio turnover rate . . . . . . .           166%1        291%         210%

*    Commencement of operations.
1    Not annualized.
2    Annualized.
3 The annualized expense ratio excluded dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended June 30, 2003, the year ended December 31, 2002, and the period ended December 31, 2001, were 1.52%, 1.54%, and 1.53%, respectively.
4 The net investment income ratio included dividends on short positions. The ratios excluding interest expense and dividends on short positions for the six months ended June 30, 2003, the years ended December 31, 2002, and the period ended December 31, 2001, were (0.51%) and (0.16%), and (0.29%), respectively.

See accompanying Notes to Financial Statements.

                             SYM Select Growth Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited)

NOTE 1 - ORGANIZATION

The SYM Select Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on January 2, 2001. The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its objective by investing in the common stocks of domestic companies with the potential for growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ

     Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest approximates market value.

B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision

                             SYM Select Growth Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)

     is required. At December 31, 2002, the Fund had capital loss carryovers of $3,443,516 and $8,314,514, which expire in 2009 and 2010, respectively, available to offset future gains if any. The Fund had net realized capital losses of $597,746 during the period November 1, 2002 through December 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2003. The "post-October" losses may be utilized in future years to offset net realized gains prior to distributing such gains to shareholders.

C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Securities Sold Short. The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the short sale proceeds is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require the Fund to purchase the securities at prices that may differ from the market value reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

                             SYM Select Growth Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SYM Financial Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 2003, the Fund incurred $144,351 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed
1.50%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2003, the Advisor absorbed expenses of $18,857. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $108,099 at June 30, 2003. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture expire as follows:

                           Year             Amount
                          ------           ---------
                           2006             $89,242
                           2007             $18,857

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and

                             SYM Select Growth Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)

payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $15 million           $30,000
$15 to $50 million          0.20% of average daily net assets
$50 to $100 million         0.15% of average daily net assets
$100 to $150 million        0.10% of average daily net assets
Over $150 million           0.05% of average daily net assets

For the six months ended June 30, 2003, the Fund incurred $28,870 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain   officers  and  trustees  of  the  Trust  are  also   officers  of  the
Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2003, the aggregate purchases and sales of securities (excluding short-term investments and short sales of securities) were:

                                  Purchases               Sales
                                  ---------               -----
Long Transactions                  $41,431,143          $46,829,378
Short Sale Transactions            $18,235,168          $17,079,168

NOTE 5 - INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

As of June 30, 2003, the components of net assets on a tax basis were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . .         $32,728,846

Gross tax unrealized appreciation     . . . . . . . . . . .    $      2,217,694
Gross tax unrealized depreciation     . . . . . . . . . . .          (1,176,004)
                                                               ----------------
Net tax unrealized appreciation . . . . . . . . . . . . . .    $      1,041,690
                                                               ================
The Fund had no distributable earnings for the six months ended June 30, 2003.

                                     Advisor
                                  SYM Financial
                                100 Capital Drive
                              Warsaw, Indiana 46581

                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-866-205-0523

                             Independent Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                      Philadelphia, Pennsylvania 19103-3638

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not required for semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Advisors Series Trust

         By (Signature and Title)/s/   Eric M. Banhazl
                                 -----------------------------------
                                       Eric M. Banhazl, President

         Date September 4, 2003
              ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/   Eric M. Banhazl
                                  -----------------------------------
                                        Eric M. Banhazl, President

         Date September 4, 2003
              -----------------
         By (Signature and Title) /s/      Douglas G. Hess
                                  --------------------------------------
                                           Douglas G. Hess, Treasurer

         Date September 4, 2003
              -----------------